Financial Statement Schedule I Condensed Financial Information of Parent Company - Convenience Translation - Additional Information (Details)	Dec. 30, 2022
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	6.8972
Parent Company
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	6.8972